Condensed Consolidated Statements of Stockholders' (Deficit) Equity (Unaudited) - USD ($)		Restatement Adjustment Common stock [1]	Restatement Adjustment Treasury Stock [1]	Restatement Adjustment Additional Paid in Capital [Member] [1]	Conversion of 2.0 Lien Notes to Common Stock [Member] Common stock	[2]	Conversion of 2.0 Lien Notes to Common Stock [Member] Treasury Stock		Conversion of 2.0 Lien Notes to Common Stock [Member] Additional Paid in Capital [Member]	[1],[2]	Conversion of 2.0 Lien Notes to Common Stock [Member] Accumulated Deficit	Conversion of 2.0 Lien Notes to Common Stock [Member]	[2]	Conversion of 1.5 Lien Notes into Common Stock [Member] Common stock		Conversion of 1.5 Lien Notes into Common Stock [Member] Treasury Stock		Conversion of 1.5 Lien Notes into Common Stock [Member] Additional Paid in Capital [Member]	[1]	Conversion of 1.5 Lien Notes into Common Stock [Member] Accumulated Deficit	Conversion of 1.5 Lien Notes into Common Stock [Member]	Conversion of 1.25 Lien Notes into Common Stock [Member] Common stock		Conversion of 1.25 Lien Notes into Common Stock [Member] Treasury Stock		Conversion of 1.25 Lien Notes into Common Stock [Member] Additional Paid in Capital [Member]	[1]	Conversion of 1.25 Lien Notes into Common Stock [Member] Accumulated Deficit	Conversion of 1.25 Lien Notes into Common Stock [Member]	Private Placement [Member] Common stock		Private Placement [Member] Treasury Stock		Private Placement [Member] Additional Paid in Capital [Member]	[1]	Private Placement [Member] Accumulated Deficit	Private Placement [Member]	Conversion from Class B Common Stock to Common Stock [Member] Common stock		Conversion from Class B Common Stock to Common Stock [Member] Treasury Stock		Conversion from Class B Common Stock to Common Stock [Member] Additional Paid in Capital [Member]	[1]	Conversion from Class B Common Stock to Common Stock [Member] Accumulated Deficit	Conversion from Class B Common Stock to Common Stock [Member]	Common stock		Treasury Stock		Additional Paid in Capital [Member]		Accumulated Deficit	Total
Beginning Balance (in shares) at Dec. 31, 2017																																														2,668,689		65,572
Beginning Balance at Dec. 31, 2017																																														$ 3,000				$ 5,184,000		$ (289,740,000)	$ (284,553,000)
Shares issued (in shares)																																														90,000
Net loss																																																				(55,803,000)	(55,803,000)
Ending Balance (in shares) at Dec. 31, 2018		307,831	17,927																																											2,758,689		160,654
Ending Balance at Dec. 31, 2018				$ 5,187,000																																										$ 3,000				5,184,000		(345,543,000)	(340,356,000)
Shares issued (in shares)	[1]																																													10,105		0
Shares issued																																														$ 0	[1]	$ 0	[1]	0	[1]	0	0
Net loss																																														$ 0	[1]	$ 0	[1]	0	[1]	(23,440,000)	(23,440,000)
Ending Balance (in shares) at Mar. 31, 2019	[1]																																													317,936		17,927
Ending Balance at Mar. 31, 2019																																														$ 0	[1]	$ 0	[1]	5,187,000	[1]	(368,983,000)	(363,796,000)
Beginning Balance (in shares) at Dec. 31, 2018		307,831	17,927																																											2,758,689		160,654
Beginning Balance at Dec. 31, 2018				5,187,000																																										$ 3,000				5,184,000		(345,543,000)	(340,356,000)
Net loss																																																					(45,387,000)
Ending Balance (in shares) at Jun. 30, 2019	[1]																																													317,936		22,103
Ending Balance at Jun. 30, 2019																																														$ 0	[1]	$ 0	[1]	5,187,000	[1]	(390,930,000)	(385,743,000)
Beginning Balance (in shares) at Dec. 31, 2018		307,831	17,927																																											2,758,689		160,654
Beginning Balance at Dec. 31, 2018				5,187,000																																										$ 3,000				5,184,000		(345,543,000)	(340,356,000)
Shares issued (in shares)																																														336,961
Net loss																																																				(98,895,000)	(98,895,000)
Ending Balance (in shares) at Dec. 31, 2019		345,431	22,103																																											3,095,650		198,082
Ending Balance at Dec. 31, 2019				5,187,000																																										$ 3,000				5,184,000		(444,438,000)	(439,251,000)
Beginning Balance (in shares) at Mar. 31, 2019	[1]																																													317,936		17,927
Beginning Balance at Mar. 31, 2019																																														$ 0	[1]	$ 0	[1]	5,187,000	[1]	(368,983,000)	(363,796,000)
Net loss																																														$ 0	[1]	$ 0	[1]	0	[1]	(21,947,000)	(21,947,000)
Share repurchased (in shares)	[1]																																													0		4,176
Share repurchased																																														$ 0	[1]	$ 0	[1]	0	[1]	0	0
Ending Balance (in shares) at Jun. 30, 2019	[1]																																													317,936		22,103
Ending Balance at Jun. 30, 2019																																														$ 0	[1]	$ 0	[1]	5,187,000	[1]	(390,930,000)	(385,743,000)
Beginning Balance (in shares) at Dec. 31, 2019		345,431	22,103																																											3,095,650		198,082
Beginning Balance at Dec. 31, 2019				5,187,000																																										$ 3,000				5,184,000		(444,438,000)	(439,251,000)
Net loss																																														$ 0	[1]	$ 0	[1]	0	[1]	(34,618,000)	(34,618,000)
Ending Balance (in shares) at Mar. 31, 2020	[1]																																													345,431		22,103
Ending Balance at Mar. 31, 2020																																														$ 0	[1]	$ 0	[1]	5,187,000	[1]	(479,056,000)	(473,869,000)
Beginning Balance (in shares) at Dec. 31, 2019		345,431	22,103																																											3,095,650		198,082
Beginning Balance at Dec. 31, 2019				$ 5,187,000																																										$ 3,000				5,184,000		(444,438,000)	(439,251,000)
Net loss																																																					(84,408,000)
Ending Balance (in shares) at Jun. 30, 2020	[1]																																													50,160,042		0
Ending Balance at Jun. 30, 2020																																														$ 5,000	[1]	$ 0	[1]	466,047,000	[1]	(468,775,000)	(2,723,000)
Beginning Balance (in shares) at Mar. 31, 2020	[1]																																													345,431		22,103
Beginning Balance at Mar. 31, 2020																																														$ 0	[1]	$ 0	[1]	5,187,000	[1]	(479,056,000)	(473,869,000)
Shares issued (in shares)	[1]																													7,596,309		0
Shares issued																														$ 1,000	[1]	$ 0	[1]	$ 75,962,000		$ 0	$ 75,963,000
Net loss																																														$ 0	[1]	$ 0	[1]	0	[1]	(49,790,000)	(49,790,000)
Conversion of Seller's 2.0 Lien Notes to common shares of Seller and distribution of HYMC common stock(2) (in shares)	[1]				14,795,153									16,025,316		0						4,845,920		0														4,813,180		0
Conversion of Seller's 2.0 Lien Notes to common shares of Seller and distribution of HYMC common stock(2)					$ 2,000	[1]	$ 0	[1],[2]	$ 146,217,000			$ 220,859,000		$ 2,000	[1]	$ 0	[1]	$ 160,252,000			$ 145,685,000	$ 0	[1]	$ 0	[1]	$ 48,459,000		$ 0	$ 48,459,000									$ 0	[1]	$ 0	[1]	$ 25,000,000		$ 0	$ 25,000,000
Conversion of Seller's 2.0 Lien Notes to common shares of Seller and distribution of HYMC common stock(2) (in shares)	[1],[2]						(22,103)
Conversion of Seller's 2.0 Lien Notes to common shares of Seller and distribution of HYMC common stock(2)	[2]										$ 74,640,000
Shares issued, debt conversion and stock issuance																				$ (14,569,000)
Unredeemed SPAC shares of MUDS public stockholders (in shares)	[1]																																													1,197,704		0
Unredeemed SPAC shares of MUDS public stockholders																																														$ 0	[1]	$ 0	[1]	3,723,000	[1]	0	3,723,000
Common shares issued pursuant to Sprott Credit Agreement (in shares)	[1]																																													496,634		0
Common shares issued pursuant to Sprott Credit Agreement																																														$ 0	[1]	$ 0	[1]	6,282,000	[1]	0	6,282,000
Common shares issued to underwriter (in shares)	[1]																																													44,395		0
Common shares issued to underwriter																																														$ 0	[1]	$ 0	[1]	444,000	[1]	0	444,000
Vesting of restricted stock(3)	[3]																																													0	[1]	0	[1]	1,802,000	[1]	0	1,802,000
Equity issuance costs																																														$ 0	[1]	$ 0	[1]	(7,281,000)	[1]	0	(7,281,000)
Ending Balance (in shares) at Jun. 30, 2020	[1]																																													50,160,042		0
Ending Balance at Jun. 30, 2020																																														$ 5,000	[1]	$ 0	[1]	$ 466,047,000	[1]	$ (468,775,000)	$ (2,723,000)

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.
[2]	Includes 3,511,820 shares of HYMC common stock received by Seller which were surrendered by the Company (formerly known as Mudrick Capital Acquisition Corporation).
[3]	As of June 30, 2020 there were 148,803 unissued shares underlying restricted stock units which had vested.